EXCHANGE TRADED CONCEPTS TRUST

Yorkville High Income MLP ETF

Supplement dated May 1, 2012

To the

Prospectus and Statement of Additional Information (“SAI”)

Dated March 12, 2012

This supplement provides new and additional information beyond that contained in the prospectus and SAI dated March 12, 2012 and should be read in conjunction with the Prospectus and SAI.

CHANGE IN ADDRESS FOR EXCHANGE TRADED CONCEPTS, LLC

Effective immediately, Exchange Traded Concepts, LLC (“ETC”) has moved to a new location. Accordingly, all references to ETC’s address are hereby replaced with the following:

2545 S. Kelly Avenue, Suite C

Edmond, Oklahoma 73013

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

YCM-SK-001-0100